Acquisitions and Disposals (Tables)	6 Months Ended
Jun. 30, 2026
Reward Acquisition [Member]
Business Combination [Line Items]
Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values

Consideration
Cash	$210,739
Ordinary shares payable	17,861
Fair value of total consideration transferred	$228,601
Recognized amounts of identifiable assets acquired and liabilities assumed:
Current assets (1)	$111,684
Property, plant & equipment	1,259
Trade names and Trademarks	19,156
Developed Technology	14,367
Customer Relationships	82,098
Non competition agreement	435
Right of use assets	1,184
Non-current liabilities (2)	(971)
Current liabilities (3)	(103,372)
Deferred tax liability	(29,014)
Total identifiable net assets	$96,827
Goodwill	131,774
Total estimated preliminary purchase price allocation	$228,601

1.
Includes trade and other receivables, prepayments, cash and cash equivalents and other current assets.
2.
Includes long-term loans, long-term lease liabilities, and other non current liabilities.
3.
Includes trade and other payables, short term loans, short term lease liabilities and other current liabilities.

Summary of Unaudited Pro forma Combined Results due to Acquisition

The following table presents amounts of Reward's revenue and net loss included in the Company's combined consolidated statements of operations for six months ended June 30, 2026 and the unaudited pro forma combined results of the Company and Reward as if the Reward acquisition had occurred on January 1, 2025 in USD' millions:

	Revenue	Net loss
	In USD'millions	In USD'millions
Reward actual from February 10, 2026 to June 30, 2026	$37.6	$(2.5)
Unaudited pro forma combined from January 1, 2026 to June 30, 2026	138.2	(141.6)
Unaudited pro forma combined from January 1, 2025 to June 30, 2025	53.7	(59.5)

Other Acquisitions [Member]
Business Combination [Line Items]
Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values

Consideration
Ordinary shares of Rezolve	$12,898
Cash consideration	2,350
Contingent consideration	2,170
Fair value of total consideration transferred	$17,418
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	417
Accounts receivable	1,120
Prepaid expenses and other current assets	168
Developed technology (intangible asset)	4,113
Customer contracts and related relationships (intangible asset)	618
Other non-current assets	337
Accounts payable and accrued liabilities	(987)
Other current liabilities	(1,613)
Other non-current liabilities	(239)
Total identifiable net assets	$3,934
Goodwill	13,484
Total estimated preliminary purchase price allocation	$17,418